UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07964

ACM MANAGED DOLLAR INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

ACM Managed Dollar Income Fund

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 44.2%
Industrial - 33.5%
Basic - 3.3%
AK Steel Corp.
7.875%, 2/15/09	US$	143	$142,643
Arch Western Finance LLC
6.75%, 7/01/13		165	158,400
Basell AF SCA
8.375%, 8/15/15 (a)		369	353,318
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (a)		464	507,574
Equistar Chemicals Funding LP
10.125%, 9/01/08		278	288,872
10.625%, 5/01/11		83	87,358
Evraz Group SA
Series REGS
8.25%, 11/10/15 (a)(b)		665	679,231
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		475	507,063
Hexion Us Fin/nova Scoti
9.75%, 11/15/14		115	119,025
9.86%, 11/15/14 (b)		115	118,450
Huntsman International LLC
7.875%, 11/15/14		195	208,894
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(c)		385	376,337
Jefferson Smurfit Corp. US
8.25%, 10/01/12		8	7,940
Lyondell Chemical Co.
8.00%, 9/15/14		155	159,262
8.25%, 9/15/16		425	444,125
The Mosaic Co.
7.625%, 12/01/16 (a)		445	455,012
NewPage Corp.
10.00%, 5/01/12		285	307,800
Novelis, Inc.
7.25%, 2/15/15		5	5,131
Peabody Energy Corp.
Series B
6.875%, 3/15/13		415	412,925

			5,339,360

Capital Goods - 4.5%
Alion Science and Technology Corp.
10.25%, 2/01/15	40	41,300
Allied Waste North America, Inc.
6.375%, 4/15/11 (c)	610	593,225
Series B
7.125%, 5/15/16	340	332,350
Associated Materials, Inc.
0.00%, 3/01/14 (d)	440	327,800
Ball Corp.
6.875%, 12/15/12	450	450,000
Berry Plastics Holding Corp.
8.875%, 9/15/14	275	278,438
10.25%, 3/01/16	130	130,000
Bombardier, Inc.
6.30%, 5/01/14 (a)	405	384,750
8.00%, 11/15/14 (a)	350	367,938
Case Corp.
7.25%, 1/15/16	270	274,050
Case New Holland, Inc.
7.125%, 3/01/14	270	273,375
9.25%, 8/01/11	315	330,183
Crown Americas
7.625%, 11/15/13	375	378,750
Goodman Global Holdings, Inc.
7.875%, 12/15/12	280	277,200
L-3 Communications Corp.
5.875%, 1/15/15	345	319,987
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14	330	321,750
8.875%, 2/15/09	655	666,462
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)	135	139,725
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (a)(e)(f)	365	45,667
Sequa Corp.
9.00%, 8/01/09	235	242,637
Trinity Industries, Inc.
6.50%, 3/15/14	535	522,962
United Rentals North America, Inc.
7.75%, 11/15/13	538	538,673

		7,237,222

Communications - Media - 5.1%
Allbritton Communications Co.
7.75%, 12/15/12	275	276,375
C&M Finance Ltd.
8.10%, 2/01/16 (a)	250	253,750
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	435	429,563

Charter Communications Operations LLC
8.00%, 4/30/12 (a)	890	901,125
Clear Channel Communications, Inc.
5.50%, 9/15/14	445	380,281
5.75%, 1/15/13	290	261,115
CSC Holdings, Inc.
7.625%, 7/15/18	410	389,500
Series WI
6.75%, 4/15/12	325	308,750
Dex Media West LLC
Series B
8.50%, 8/15/10	180	186,525
DirecTV Holdings LLC
6.375%, 6/15/15	605	568,700
EchoStar DBS Corp.
6.375%, 10/01/11	325	318,500
6.625%, 10/01/14	455	434,525
7.125%, 2/01/16	160	156,400
Idearc, Inc.
8.00%, 11/15/16	345	348,450
Insight Midwest LP
9.75%, 10/01/09	153	154,147
Intelsat Bermuda Ltd.
11.25%, 6/15/16	502	562,240
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15	285	292,125
Lamar Media Corp.
6.625%, 8/15/15	100	94,750
Liberty Media Corp.
7.875%, 7/15/09	120	124,476
8.25%, 2/01/30	150	145,472
Quebecor Media, Inc.
7.75%, 3/15/16	570	578,550
Rainbow National Services LLC
8.75%, 9/01/12 (a)	205	213,200
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13	252	238,770
Sinclair Broadcast Group, Inc.
8.00%, 3/15/12	3	2,698
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	190	186,200
Univision Communications, Inc.
7.85%, 7/15/11	270	278,100
XM Satellite Radio, Inc.
9.75%, 5/01/14 (c)	170	166,600

		8,250,887

Communications - Telecommunications - 2.6%
American Tower Corp.
7.125%, 10/15/12	427	436,607
Citizens Communications Co.
6.25%, 1/15/13	490	469,788

Cricket Communications, Inc.
9.375%, 11/01/14	325	335,563
Digicel Ltd.
9.25%, 9/01/12 (a)	349	367,759
Dobson Cellular Systems, Inc.
Series B
8.375%, 11/01/11	143	149,435
Dobson Communications Corp.
8.875%, 10/01/13 (c)	185	193,325
Inmarsat Finance PLC
7.625%, 6/30/12	372	384,555
Level 3 Financing, Inc.
9.25%, 11/01/14	575	580,750
12.25%, 3/15/13	276	316,710
PanAmSat Corp.
9.00%, 8/15/14	313	326,302
Rural Cellular Corp.
8.25%, 3/15/12	165	168,712
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	100	106,000
Windstream Corp.
8.125%, 8/01/13	198	206,910
8.625%, 8/01/16	156	164,970

		4,207,386

Consumer Cyclical - Automotive - 3.5%
Ford Motor Co.
7.45%, 7/16/31 (c)	716	571,905
Ford Motor Credit Co.
4.95%, 1/15/08	380	377,154
7.00%, 10/01/13	443	410,438
8.105%, 1/13/12 (b)	630	628,402
General Motors Acceptance Corp.
6.875%, 9/15/11	765	752,495
8.00%, 11/01/31	165	168,726
General Motors Corp.
8.25%, 7/15/23 (c)	740	674,325
8.375%, 7/15/33 (c)	720	657,000
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)	58	61,045
9.00%, 7/01/15 (c)	240	258,546
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	310	269,700
Lear Corp.
Series B
5.75%, 8/01/14	110	92,400
8.50%, 12/01/13	80	76,800
8.75%, 12/01/16	420	400,050
Visteon Corp.
7.00%, 3/10/14 (c)	310	267,375

		5,666,361

Consumer Cyclical - Other - 4.9%
Boyd Gaming Corp.
7.75%, 12/15/12	155	158,875
Broder Brothers Co.
Series B
11.25%, 10/15/10	142	140,048
Caesars Entertainment, Inc.
7.875%, 3/15/10	150	153,570
Gaylord Entertainment Co.
8.00%, 11/15/13	350	354,812
Greektown Holdings LLC
10.75%, 12/01/13 (a)	240	254,400
Harrah’s Operating Co., Inc
5.625%, 6/01/15	695	566,425
6.50%, 6/01/16	145	121,075
Host Hotels & Resorts LP
6.875%, 11/01/14	85	84,044
Host Marriott LP
Series Q
6.75%, 6/01/16	590	578,200
KB Home
7.75%, 2/01/10	230	228,850
Levi Strauss & Co.
8.875%, 4/01/16	225	230,625
Mandalay Resort Group
Series B
10.25%, 8/01/07	535	537,006
MGM Mirage
6.625%, 7/15/15	620	563,425
8.375%, 2/01/11	620	633,950
Mohegan Tribal Gaming Auth
6.375%, 7/15/09	155	153,450
7.125%, 8/15/14	150	148,500
NCL Corp.
10.625%, 7/15/14	180	173,700
Park Place Entertainment
7.00%, 4/15/13	305	319,488
Penn National Gaming, Inc.
6.875%, 12/01/11	280	284,550
Riviera Holdings Corp.
11.00%, 6/15/10	385	399,118
Six Flags, Inc.
9.625%, 6/01/14 (c)	150	139,125
Station Casinos, Inc.
6.625%, 3/15/18	85	73,100
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)	300	305,250
Universal City Development Partners
11.75%, 4/01/10	335	355,100
Universal City Florida Holding Co.
8.375%, 5/01/10	110	112,475

William Lyon Homes, Inc.
10.75%, 4/01/13	206	193,640
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	695	669,806

		7,932,607

Consumer Cyclical - Retailers - 1.0%
Autonation, Inc.
7.374%, 4/15/13 (b)	55	54,862
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14 (c)	235	237,937
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	130	126,750
Couche-Tard, Inc.
7.50%, 12/15/13	333	335,498
GSC Holdings Corp.
8.00%, 10/01/12	460	480,700
Rite Aid Corp.
6.875%, 8/15/13 (c)	230	202,400
9.25%, 6/01/13 (c)	210	208,425

		1,646,572

Consumer Non-Cyclical - 3.8%
Albertson’s, Inc.
7.45%, 8/01/29	510	497,418
Aramark Corp.
8.50%, 2/01/15 (a)	385	391,738
Chaoda Modern Agriculture
7.75%, 2/08/10	519	524,709
Community Health Systems, Inc.
8.875%, 7/15/15 (a)	294	298,043
DaVita, Inc.
7.25%, 3/15/15	175	172,813
Dole Food Co., Inc
7.25%, 6/15/10	5	4,825
Dole Food Company, Inc.
8.625%, 5/01/09	180	179,550
8.875%, 3/15/11	92	90,620
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11	590	590,738
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	190	204,250
HCA, Inc.
6.25%, 2/15/13	5	4,512
6.375%, 1/15/15	415	352,750
6.50%, 2/15/16	290	245,412
6.75%, 7/15/13	10	9,100
7.875%, 2/01/11	415	421,225
9.625%, 11/15/16 (a)(g)	485	521,375
Healthsouth Corp.
10.75%, 6/15/16	50	54,250
IASIS Healthcare Corp.
8.75%, 6/15/14	270	270,000

Select Medical Corp.
7.625%, 2/01/15 (c)	285	255,075
Stater Brothers Holdings
8.125%, 6/15/12	165	166,237
Tenet Healthcare Corp.
7.375%, 2/01/13	270	244,012
9.875%, 7/01/14	150	148,500
Triad Hospitals, Inc.
7.00%, 11/15/13	6	6,255
Ventas Realty LP/CAP CRP
6.75%, 4/01/17	157	155,037
Viant Holdings, Inc.
10.125%, 7/15/17 (a)	168	168,840
Visant Corp.
7.625%, 10/01/12	210	208,950

		6,186,234

Energy - 1.1%
Chesapeake Energy Corp.
7.50%, 9/15/13	185	188,238
7.75%, 1/15/15	485	493,488
Compagnie Generale de Geophysique-Veritas
7.50%, 5/15/15	105	105,000
7.75%, 5/15/17	25	25,313
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)	100	97,000
PetroHawk Energy Corp.
Series WI
9.125%, 7/15/13	217	229,477
Range Resources Corp.
7.50%, 5/15/16	265	268,312
Tesoro Corp.
6.25%, 11/01/12	400	397,000

		1,803,828

Other Industrial - 0.4%
FastenTech, Inc.
11.50%, 5/01/11	170	179,775
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	250	257,500
11.75%, 8/01/16 (c)	115	124,200

		561,475

Services - 0.3%
Noble Group Ltd.
Series REGS
6.625%, 3/17/15 (a)	401	369,185
West Corp.
9.50%, 10/15/14	80	82,000

		451,185

Technology - 2.1%
Amkor Technology, Inc.
9.25%, 6/01/16	175	180,250

Avago Technologies Finance
10.125%, 12/01/13	230	244,950
Computer Associates, Inc.
4.75%, 12/01/09 (a)	200	195,181
Flextronics International Ltd.
6.50%, 5/15/13	335	315,738
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)	580	553,900
10.125%, 12/15/16 (a)(c)	145	136,300
Iron Mountain, Inc.
6.625%, 1/01/16	335	307,362
Nortel Networks Ltd.
10.125%, 7/15/13 (a)	235	252,037
NXP BV / NXP Funding LLC
8.106%, 10/15/13 (b)	170	170,212
9.50%, 10/15/15	80	78,800
Seagate Technology HDD Holding
6.375%, 10/01/11	223	217,425
Serena Software, Inc.
Series WI
10.375%, 3/15/16	270	290,925
Sungard Data Systems, Inc.
9.125%, 8/15/13	490	501,638

		3,444,718

Transportation - Airlines - 0.4%
AMR Corp.
9.00%, 8/01/12 (c)	242	248,050
Continental Airlines, Inc.
8.75%, 12/01/11	260	254,800
Series RJO3
7.875%, 7/02/18	84	86,297

		589,147

Transportation - Services - 0.5%
Avis Budget Car Rental
7.75%, 5/15/16	315	321,300
Hertz Corp.
8.875%, 1/01/14	205	213,713
10.50%, 1/01/16	235	259,675

		794,688

		54,111,670

Utility - 5.2%
Electric - 4.0%
The AES Corp.
7.75%, 3/01/14	555	556,388
8.75%, 5/15/13 (a)	75	79,125
Allegheny Energy Supply
7.80%, 3/15/11	280	290,500
8.25%, 4/15/12 (a)	345	367,425
CMS Energy Corp.
8.50%, 4/15/11	215	228,678

Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)	475	441,750
8.375%, 5/01/16	425	415,438
Edison Mission Energy
7.00%, 5/15/17 (a)	200	188,500
7.50%, 6/15/13	500	495,000
7.75%, 6/15/16	170	169,150
Mirant Americas Generation LLC
8.50%, 10/01/21	400	418,000
NRG Energy, Inc.
7.25%, 2/01/14	85	85,212
7.375%, 2/01/16 - 1/15/17	920	922,856
Reliant Energy, Inc.
7.625%, 6/15/14	185	180,375
7.875%, 6/15/17	225	218,813
9.25%, 7/15/10	1	994
Sierra Pacific Resources
8.625%, 3/15/14	260	279,061
TECO Energy, Inc.
7.00%, 5/01/12	425	439,184
TXU Corp.
Series P
5.55%, 11/15/14	475	403,240
Series Q
6.50%, 11/15/24	379	313,379

		6,493,068

Natural Gas - 1.2%
El Paso Corp.
7.375%, 12/15/12	265	272,633
Enterprise Products Operating
8.375%, 8/01/66 (h)	460	490,936
Regency Energy Partners
8.375%, 12/15/13 (a)	150	154,500
Williams Cos, Inc.
7.625%, 7/15/19	930	981,150

		1,899,219

		8,392,287

Non Corporate Sectors - 2.7%
Derivatives - RACERS - 2.7%
Racers SER 06-6-T
5.296%, 5/01/07 (a)(b)	4,200	4,396,060

Financial Institutions - 1.5%
Banking - 0.5%
ALB Finance BV
9.25%, 9/25/13 (a)	273	272,798
Kazkommerts International BV
Series REGS
8.50%, 4/16/13 (a)	350	357,665

RS Finance (RSB)
7.50%, 10/07/10 (a)	270	261,533

		891,996

Brokerage - 0.5%
E*Trade Financial Corp.
7.375%, 9/15/13	100	101,500
7.875%, 12/01/15	643	669,524

		771,024

Insurance - 0.2%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	220	215,050
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	95	89,291

		304,341

Other Finance - 0.3%
Trains HY-1-2006
7.548%, 5/01/16 (a)	506	497,016

		2,464,377

Credit Default Index Holdings - 1.3%
DJ CDX.NA.HY-100 - 1.3%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)(c)	1,100	1,046,375
Dow Jones CDX HY
Series S4-T1
8.25%, 6/29/10 (a)(c)	945	957,065

		2,003,440

Total Corporates - Non-Investment Grades (cost $75,886,855)		71,367,834

EMERGING MARKETS - NON-INVESTMENT GRADES - 37.9%
Non Corporate Sectors - 36.7%
Sovereign - 36.7%
Argentina - 2.8%
Republic of Argentina
5.475%, 8/03/12 (b)	2,750	2,611,923
8.28%, 12/31/33	1,727	1,674,999
Series V
7.00%, 3/28/11	275	268,713

		4,555,635

Brazil - 7.6%
Republic of Brazil
6.00%, 1/17/17	173	169,540
7.125%, 1/20/37	5,272	5,714,848
8.25%, 1/20/34	2,929	3,595,348
8.875%, 10/14/19	2,329	2,835,558

		12,315,294

Colombia - 1.8%
Republic of Colombia
7.375%, 9/18/37	950	1,057,825
10.75%, 1/15/13	237	289,496
11.75%, 2/25/20	1,028	1,518,870

		2,866,191

Costa Rica - 0.2%
Republic of Costa Rica
8.05%, 1/31/13 (a)	181	195,751
8.11%, 2/01/12 (a)	188	201,160

		396,911

Dominican Republic - 0.3%
Dominican Republic
8.625%, 4/20/27 (a)(b)	370	417,175

Ecuador - 0.1%
Republic of Ecuador
10.00%, 8/15/30 (a)(i)	216	177,120

El Salvador - 0.6%
Republic of El Salvador
7.625%, 9/21/34 (a)	150	171,375
7.65%, 6/15/35 (a)	355	404,345
8.50%, 7/25/11 (a)	400	436,600

		1,012,320

Indonesia - 1.9%
Republic of Indonesia
6.625%, 2/17/37 (a)	420	404,250
6.75%, 3/10/14	945	968,625
6.875%, 3/09/17 (a)(j)	378	389,340
7.25%, 4/20/15 (a)	476	500,990
7.50%, 1/15/16 (a)	270	288,225
8.50%, 10/12/35 (a)	390	463,125

		3,014,555

Jamaica - 0.3%
Government of Jamaica
9.25%, 10/17/25	100	113,000
10.625%, 6/20/17	270	321,975

		434,975

Lebanon - 0.6%
Lebanese Republic
7.875%, 5/20/11 (a)	325	313,625
10.125%, 8/06/08 (a)	556	563,506
11.625%, 5/11/16 (a)	146	167,681

		1,044,812

Pakistan - 0.3%
Republic of Pakistan
6.875%, 6/01/17 (a)	438	420,480

Panama - 3.1%
Republic of Panama
6.70%, 1/26/36	3	3,037
7.125%, 1/29/26	927	981,693
7.25%, 3/15/15	1,728	1,844,640
8.875%, 9/30/27	724	911,516
9.375%, 7/23/12 - 4/01/29	1,028	1,277,230

		5,018,116

Peru - 3.4%
Republic of Peru
7.35%, 7/21/25	2,611	2,908,654
8.375%, 5/03/16	778	904,425
8.75%, 11/21/33 (j)	1,299	1,682,205
9.875%, 2/06/15	19	23,560

		5,518,844

Philippines - 4.8%
Republic of Philippines
7.50%, 9/25/24 (j)	700	756,000
7.75%, 1/14/31	340	375,700
8.25%, 1/15/14	226	247,470
8.375%, 2/15/11	31	33,170
8.875%, 3/17/15	1,888	2,161,760
9.00%, 2/15/13	44	49,280
9.50%, 2/02/30	431	561,895
9.875%, 1/15/19 (j)	2,628	3,317,850
10.625%, 3/16/25	205	285,462

		7,788,587

Russia - 0.1%
Alfa Bond Issuance PLC
8.625%, 12/09/15	225	227,475

Turkey - 4.9%
Republic of Turkey
6.875%, 3/17/36	1,611	1,524,409
7.00%, 6/05/20	1,150	1,148,850
7.375%, 2/05/25	1,523	1,559,552
9.50%, 1/15/14	151	172,706
11.00%, 1/14/13	610	731,390
11.50%, 1/23/12	1,447	1,736,400
11.75%, 6/15/10	883	1,021,189

		7,894,496

Uruguay -1.3%
Republic of Uruguay
7.625%, 3/21/36	140	153,300
7.875%, 1/15/33 (g)	1,078	1,201,591
8.00%, 11/18/22	92	102,127
9.25%, 5/17/17	505	603,475

		2,060,493

Venezuela - 2.2%
Republic of Venezuela
5.75%, 2/26/16	733	622,625
6.00%, 12/09/20	233	190,477
6.355%, 4/20/11 (a)(b)	120	116,808
7.00%, 12/01/18 (a)	544	492,320
7.65%, 4/21/25	910	834,925
8.50%, 10/08/14	52	52,650
9.25%, 9/15/27	159	166,155
10.75%, 9/19/13	924	1,027,950

		3,503,910

Ukraine - 0.4%
Ukraine Government International Bond
6.58%, 11/21/16 (a)	334	331,495
7.65%, 6/11/13 (a)	217	230,020

		561,515

		59,228,904

Industrial - 0.7%
Communications - Media - 0.2%
Gallery Capital SA
Series REGS
10.125%, 5/15/13 (a)	249	249,249

Communications - Telecommunications - 0.4%
Mobile Telesystems Finance SA
Series REGS
9.75%, 1/30/08 (a)	625	635,938

Consumer Cyclical - Other - 0.1%
Royal Caribbean Cruises Ltd.
8.00%, 5/15/10	235	246,345

		1,131,532

Financial Institutions - 0.5%
Banking - 0.2%
Banco BMG SA
9.15%, 1/15/16 (a)	350	369,250

Finance - 0.3%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)	399	468,303

		837,553

Total Emerging Markets - Non-Investment Grades (cost $56,340,066)		61,197,989

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 13.2%
Sovereigns - 13.2%
Bulgaria - 0.3%
Republic of Bulgaria
8.25%, 1/15/15 (a)	355	408,783

Malaysia - 1.1%
Republic of Malaysia
7.50%, 7/15/11	1,641	1,754,437

Mexico - 5.6%
United Mexican States
8.125%, 12/30/19 (j)	5,135	6,092,678
11.375%, 9/15/16	1,296	1,798,200
Series A
8.00%, 9/24/22	1,000	1,198,000

		9,088,878
Russia - 6.0%
Russian Federation
7.5%, 3/31/30 (a)(i)	7,155	7,852,662
11.00%, 7/24/18 (a)	435	603,562
Russian Ministry of Finance
Series V
3.00%, 5/14/08	1,000	977,500
Series VII
3.00%, 5/14/11	380	342,494

		9,776,218

South Africa - 0.2%
Republic of South Africa
5.875%, 5/30/22	200	195,750
7.375%, 4/25/12	142	150,875

		346,625

Total Government-Related—Non-U.S. Issuers (cost $17,242,306)		21,374,941

CORPORATES - INVESTMENT GRADES - 4.3%
Industrial - 2.7%
Basic - 0.4%
Southern Copper Corp.
7.50%, 7/27/35	300	322,061
Vale Overseas Ltd.
6.875%, 11/21/36	279	280,447

		602,508

Communications - Telecommunications - 0.9%
Qwest Corp.
8.875%, 3/15/12	1,360	1,465,400

Consumer Non-Cyclical - 0.8%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	180	172,921
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	825	855,683
7.625%, 6/01/16	290	307,049

		1,335,653

Energy - 0.5%
Gazprom
6.51%, 3/07/22 (a)	200	197,400
TNK-BP Finance SA
7.50%, 7/18/16 (a)	400	412,400
Series REGS
7.50%, 7/18/16 (a)	175	181,555
Tyumen Oil
11.00%, 11/06/07 (a)	70	71,127

		862,482

Technology - 0.1%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	178	175,927

		4,441,970

Non Corporate Sectors - 1.0%
Agencies - Not Government Guaranteed - 1.0%
Gazprom
6.212%, 11/22/16 (a)	100	97,440
Gazprom OAO
9.625%, 3/01/13 (a)	680	786,216
Petronas Capital Ltd.
Series REGS
7.00%, 5/22/12	614	652,056

		1,535,712

Financial Institutions - 0.4%
Banking - 0.1%
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (a)	163	159,544

Finance - 0.1%
SLM Corp.
4.50%, 7/26/10	130	120,200
5.125%, 8/27/12	120	106,224

		226,424

Insurance - 0.2%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	280	270,884

		656,852

Utility - 0.2%
Electric - 0.2%
AES El Salvador Trust
Series REGS
6.75%, 2/01/16 (a)	270	267,136

Total Corporates - Investment Grades (cost $6,673,839)		6,901,670

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign REIT
12.00% (a) (cost $168,350)	185	265,475

WARRANTS - 0.1%
Central Bank of Nigeria, expiring 11/15/20(k)	1,000	255,000
Republic of Venezuela, expiring 4/15/20 (k)	7,140	0

Total Warrants (cost $0)		255,000

SHORT-TERM INVESTMENTS - 6.1%
Investment Companies - 6.1%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (l) (cost $9,876,166)	9,876,166	9,876,166

Total Investments Before Security Lending Collateral - 106.0%
(cost $166,187,582)		171,239,075

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%
Short Terms - 3.8%
UBS Private Money Market Fund, LLC (cost $6,111,818)	6,111,818	6,111,818

Total Investments - 109.8%
(cost $172,299,400)		177,350,893
Other assets less liabilities - (9.8)%		(15,789,246)

Net Assets - 100.0%		$161,561,647

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Lehman Brothers Republic of Venezuela 9.25%, 9/15/27	$1,920	1.26%	3/21/10	$42,301

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Citigroup Global Markets, Inc. Republic of Philippines 10.625% 3/16/25	$510	4.95%	3/20/09	$38,652
JPMorgan Chase Gazprom OAO 10.50%, 10/21/09	1,490	1.04	10/20/10	29,614
Lehman Brothers Republic of Venezuela 9.25%, 9/15/27	1,920	0.69	3/21/08	(10,914)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
ABN Securities, Ltd.	3.25%	7/17/07	$760,475
ABN Securities, Ltd.	2.25	8/15/07	395,109
Barclays Capital, Inc.	3.50	12/31/07	3,576,165
Barclays Capital, Inc.	5.00	12/31/07	6,371,923
Chase Manhattan Bank	5.00	8/08/07	1,665,995

			$12,769,667

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $39,097,694 or 24.2% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.

(c)	Represents entire or partial securities out on loan.

(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)	Illiquid security, valued at fair value. (See note A)

(f)	Security is in default and is non-income producing.

(g)	Pay-In-Kind Payments (PIK).

(h)	Variable rate coupon, rate shown as of June 30, 2007.

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2007.

(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $12,238,073.

(k)	Non-income producing security.

(l)	Investment in affiliated money market mutual fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ACM Managed Dollar Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 20, 2007

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